Supplement dated October 3, 2022
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Multi Strategy Alternatives Fund	10/1/2022
Effective immediately, the portfolio manager information for PGIM Quantitative Solutions LLC under the caption "Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Subadviser: PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions)

Portfolio Management	Title	Role with Fund	Managed Fund or Sleeve Since
Marco Aiolfi, Ph.D.	Managing Director and Portfolio Manager of PGIM Quantitative Solutions	PGIM Quantitative Solutions Sleeve Manager	2019
Edward Tostanoski III, CFA	Principal and Portfolio Manager of PGIM Quantitative Solutions	PGIM Quantitative Solutions Sleeve Manager	October 2022
The rest of the section remains the same.
Effective immediately, the portfolio manager information for PGIM Quantitative Solutions LLC under the caption "Primary Service Provider Contracts - Portfolio Managers” in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Subadviser: PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions)

Portfolio Management	Title	Role with Fund	Managed Fund or Sleeve Since
Marco Aiolfi, Ph.D.	Managing Director and Portfolio Manager of PGIM Quantitative Solutions	PGIM Quantitative Solutions Sleeve Manager	2019
Edward Tostanoski III, CFA	Principal and Portfolio Manager of PGIM Quantitative Solutions	PGIM Quantitative Solutions Sleeve Manager	October 2022
Dr. Aiolfi joined PGIM Quantitative Solutions in 2012 and currently serves as a member of PGIM Quantitative Solutions’ Global Multi-Asset Solutions Team. He began his investment career in 2006 and earned a B.A. and a Ph.D. in economics from Bocconi University in Italy.
Mr. Tostanoski joined PGIM Quantitative Solutions in 2018 and currently serves as a member of PGIM Quantitative Solutions’ Global Multi-Asset Solutions Team. Prior to joining PGIM Quantitative Solutions, he was a portfolio manager and researcher for global macro strategies at Goldman Sachs Asset Management. Mr. Tostanoski began his investment career in 2007 and earned a B.S.E. in operations research and financial engineering from Princeton University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP259_05_010_(10/22)